THE ADVISORS' INNER CIRCLE FUND

                WESTWOOD MARKET NEUTRAL INCOME FUND (THE "FUND")

                         SUPPLEMENT DATED JUNE 1, 2016
                                     TO THE
          INSTITUTIONAL SHARES PROSPECTUS AND ULTRA SHARES PROSPECTUS,
                 EACH DATED MARCH 1, 2016 (THE "PROSPECTUSES")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE PROSPECTUSES, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

THE "COMPARABLE FUND PERFORMANCE" INFORMATION RELATING TO THE FUND IS HEREBY DELETED AND THE FOLLOWING DISCLOSURE IS HEREBY ADDED UNDER THE HEADING "RELATED PERFORMANCE DATA OF THE ADVISER."

WESTWOOD MARKET NEUTRAL INCOME FUND

The following tables give the related performance of actual, fee-paying separate accounts, referred to as a "Composite," managed by the Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Westwood Market Neutral Income Fund. The Composite does not reflect all of the firm's assets under management. Complete lists and descriptions of the firm's composites are available upon request. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE WESTWOOD MARKET NEUTRAL INCOME FUND. Moreover, the performance shown does not represent the future performance of the Westwood Market Neutral Income Fund or of the Adviser.

David Clott, CFA and Shawn Mato, CFA (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Westwood Market Neutral Income Fund and the Composite. For periods prior to October 1, 2014, the Composite includes the performance of an account managed by the Portfolio Managers while employed by a firm unaffiliated with the Adviser (the "Prior Adviser Comparable Account"). The Portfolio Managers exercised final decision-making authority over all material aspects concerning the investment objective, policies, strategies, and security selection decisions of the Prior Adviser Comparable Account, and exercise the same level of authority and discretion in managing the Westwood Market Neutral Income Fund and the Composite. While at the prior firm, the Portfolio Managers managed no other accounts with investment objectives, policies and strategies substantially similar to those of the Westwood Market Neutral Income Fund and the Composite.

The manner in which the performance was calculated for the Composite differs from that of registered mutual funds such as the Westwood Market Neutral Income Fund. If the performance was calculated in accordance with SEC standardized performance methodology, the performance results may have been different. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. All returns reflect the payment of investment management fees, brokerage commissions, execution costs, sales loads and account fees paid by the accounts included in the Composite, without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculations. Securities are valued as of trade-date.

The currency used to express performance in the Composite is U.S. dollars. Because of variation in fee levels, the Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund.

The Westwood Market Neutral Income Fund's fees and expenses are generally expected to be higher than those of the accounts included in the Composite. If the Westwood Market Neutral Income Fund's fees and expenses had been imposed on the accounts included in the Composite, the performance shown below would have been lower. The accounts that are included in the Composite are also not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for the Composite could have been adversely affected if the accounts in the Composite were subject to the same federal securities and tax laws as the Westwood Market Neutral Income Fund.

The investment results for the Composite presented below are not intended to predict or suggest the future returns of the Westwood Market Neutral Income Fund. The performance data shown below should not be considered a substitute for the Westwood Market Neutral Income Fund's own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

THE FOLLOWING DATA DOES NOT REPRESENT THE PERFORMANCE OF THE WESTWOOD MARKET NEUTRAL INCOME FUND.

PERFORMANCE INFORMATION FOR THE ADVISER'S MARKET NEUTRAL INCOME STRATEGY COMPOSITE(1)

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL PRE-TAX RETURNS
--------------------------------------------------------------------------------
                TOTAL PRE-        CITIGROUP                           TOTAL
                TAX RETURN       1-MONTH U.S.       NUMBER OF       ASSETS AT
                  (NET OF       TREASURY BILL      PORTFOLIOS         END OF
  YEAR             FEES)           INDEX(2)                           PERIOD
                                                                   ($ MILLIONS)
--------------------------------------------------------------------------------
  2015             2.01%           0.02%                2            $308.3
--------------------------------------------------------------------------------
  2014            -0.51%           0.02%                1            $406.5
--------------------------------------------------------------------------------
  2013             6.04%           0.03%                1            $413.3
--------------------------------------------------------------------------------
  2012            12.42%           0.05%                1            $250.6
--------------------------------------------------------------------------------
  2011            -3.01%           0.05%                1            $272.7
--------------------------------------------------------------------------------
  2010             7.25%           0.12%                1            $179.2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL PRE-TAX RETURNS (AS OF 12/31/15)
--------------------------------------------------------------------------------
    TIME PERIOD              COMPOSITE RETURNS               CITIGROUP
                               (NET OF FEES)                1-MONTH U.S.
                                                           TREASURY BILL
                                                              INDEX(2)
--------------------------------------------------------------------------------
      1 Year                       2.01%                       0.02%
--------------------------------------------------------------------------------
     3 Years                       2.48%                       0.03%
--------------------------------------------------------------------------------
     5 Years                       3.25%                       0.04%
--------------------------------------------------------------------------------
  Since Inception(3)               3.91%                       0.05%
--------------------------------------------------------------------------------

(1) Composite returns are calculated on a monthly basis and only accounts that are included in the Composite for the entire month are included in the calculations. Westwood claims compliance with GIPS(R) and has prepared and presented this report in compliance with the GIPS(R) standards. Westwood has been independently verified for the periods from January 1, 1995 through December 31, 2015. Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS(R) standards on a firm-wide basis and (2) the firm's policies and procedures are designed to calculate and present performance in compliance with the GIPS(R) standards. The Market Neutral Income Strategy Composite has been examined for the period from January 1, 2015 through December 31, 2015. The verification and performance examination reports are available upon request.

(2) The Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month.

(3)  Inception date of the Composite is January 1, 2010.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 WHG-SK-042-0100